PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 18, 2021 USD ($)	Mar. 18, 2021 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Depreciation expense			$ 2,433	$ 2,622			$ 9,891	$ 5,117
Compensation expenses	$ 18,200,000	¥ 115,200,000						3,149,106
Compensation expenses	$ 16,700,000	¥ 115,200,000
Gain (loss) on disposition of intangible assets								7,648,423
Gain (loss) on disposition of intangible assets								$ 872,045
Sichuan Vtouch Technology Co Ltd [Member]
Rent expenses					$ 43,683	¥ 300,000
Lease renewal description					renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($58,244) from January 1, 2022 till October 31, 2023 for the use of the Demised Properties	renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($58,244) from January 1, 2022 till October 31, 2023 for the use of the Demised Properties
Sichuan Vtouch [Member]
Rent expenses					$ 43,496	¥ 300,000
Lease renewal description					renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($57,994) from January 1, 2022 till October 31, 2023 for the use of the Demised Properties.	renewed on December 31, 2021 at a monthly rent of RMB 400,000 ($57,994) from January 1, 2022 till October 31, 2023 for the use of the Demised Properties.